Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
AGL Energy Ltd.	457	$6,228
Alumina Ltd.	2,783	4,352
AMP Ltd.	3,842	4,857
APA Group	902	7,240
Aristocrat Leisure Ltd.	329	7,167
ASX Ltd.	187	10,606
Aurizon Holdings Ltd.	1,651	6,711
AusNet Services	3,887	4,954
Australia & New Zealand Banking Group Ltd.	273	5,029
Bank of Queensland Ltd.	555	3,460
Bendigo & Adelaide Bank Ltd.	560	4,109
BHP Group Ltd.	191	4,731
BHP Group PLC	88	1,862
BlueScope Steel Ltd.	567	5,207
Boral Ltd.	1,343	4,654
Brambles Ltd.	688	5,674
Caltex Australia Ltd.	234	4,396
Challenger Ltd.	798	4,376
CIMIC Group Ltd.	124	2,820
Coca-Cola Amatil Ltd.	763	5,336
Cochlear Ltd.	51	7,433
Coles Group Ltd.	283	2,923
Commonwealth Bank of Australia	142	7,695
Computershare Ltd.	494	5,391
Crown Resorts Ltd.	375	3,219
CSL Ltd.	53	9,349
Dexus	652	5,377
Flight Centre Travel Group Ltd.	157	4,607
Fortescue Metals Group Ltd.	1,079	6,624
Goodman Group	836	8,288
Harvey Norman Holdings Ltd.	1,745	4,917
Incitec Pivot Ltd.	1,521	3,615
Insurance Australia Group Ltd.	1,517	8,298
James Hardie Industries PLC	431	7,388
Lendlease Group	517	6,657
Macquarie Group Ltd.	92	8,488
Magellan Financial Group Ltd.	146	4,845
Medibank Pvt Ltd.	2,100	4,890
Mirvac Group	3,232	7,148
National Australia Bank Ltd.	290	5,716
Newcrest Mining Ltd.	309	6,663
Oil Search Ltd.	531	2,619
Orica Ltd.	265	4,181
Origin Energy Ltd.	750	4,061
QBE Insurance Group Ltd.	628	5,452
Ramsay Health Care Ltd.	138	6,512
REA Group Ltd.	128	9,576
Rio Tinto Ltd.	61	3,819
Santos Ltd.	1,294	7,239
Seek Ltd.	351	5,485
Sonic Healthcare Ltd.	431	8,475
South32 Ltd.	2,180	3,830
Stockland	2,492	8,395
Suncorp Group Ltd.	755	6,996
Tabcorp Holdings Ltd.	1,786	5,906
Telstra Corp. Ltd.	2,733	6,571
TPG Telecom Ltd.	911	4,105
Transurban Group	367	3,752

Security	Shares	Value

Australia (continued)
Treasury Wine Estates Ltd.	386	$4,673
Washington H Soul Pattinson & Co. Ltd.	224	3,352
Wesfarmers Ltd.	283	7,752
Westpac Banking Corp.	253	4,917
Woodside Petroleum Ltd.	199	4,415
Woolworths Group Ltd.	329	8,459
Worley Ltd.	613	5,769

		369,611

Austria — 0.5%
ANDRITZ AG	120	5,393
Erste Group Bank AG	89	3,145
OMV AG	81	4,728
Raiffeisen Bank International AG	134	3,296
Verbund AG	79	4,275
voestalpine AG	177	4,433

		25,270

Belgium — 1.0%
Ageas	143	8,238
Anheuser-Busch InBev SA/NV	42	3,376
Colruyt SA	97	5,394
Groupe Bruxelles Lambert SA	74	7,429
KBC Group NV	69	4,840
Proximus SADP	196	6,020
Solvay SA	33	3,590
Telenet Group Holding NV(a)	126	6,188
UCB SA	53	4,273
Umicore SA	124	5,114

		54,462

Canada — 8.5%
Air Canada(a)	159	5,674
Alimentation Couche-Tard Inc., Class B	308	9,256
AltaGas Ltd.	445	6,487
Aurora Cannabis Inc.(a)(b)	666	2,392
Barrick Gold Corp.	609	10,601
Bausch Health Companies Inc.(a)	231	5,754
BCE Inc.	71	3,375
BlackBerry Ltd.(a)	562	2,959
Bombardier Inc., Class B(a)	3,626	4,580
Brookfield Asset Management Inc., Class A	185	10,251
CAE Inc.	279	7,011
Cameco Corp.	436	3,901
Canadian Imperial Bank of Commerce	123	10,510
Canadian National Railway Co.	89	7,977
Canadian Natural Resources Ltd.	143	3,613
Canadian Pacific Railway Ltd.	28	6,381
Canadian Tire Corp. Ltd., Class A, NVS	56	6,050
Canopy Growth Corp.(a)(b)	124	2,484
Cenovus Energy Inc.	736	6,283
CGI Inc.(a)	131	10,204
CI Financial Corp.	646	9,422
Constellation Software Inc./Canada	8	7,918
Cronos Group Inc.(a)(b)	354	2,903
Dollarama Inc.	162	5,461
Emera Inc.	127	5,269
Empire Co. Ltd., Class A, NVS	188	5,002
Enbridge Inc.	195	7,117
Encana Corp.	1,039	4,079
Fairfax Financial Holdings Ltd.	9	3,821
First Quantum Minerals Ltd.	867	7,342

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fortis Inc./Canada	270	$11,241
Franco-Nevada Corp.	105	10,210
Gildan Activewear Inc.	174	4,455
Husky Energy Inc.	566	3,962
iA Financial Corp. Inc.	164	7,915
IGM Financial Inc.	343	9,700
Imperial Oil Ltd.	201	5,016
Intact Financial Corp.	97	10,030
Keyera Corp.	267	6,202
Kinross Gold Corp.(a)	2,545	12,392
Kirkland Lake Gold Ltd.	62	2,918
Lundin Mining Corp.	1,495	7,564
Magna International Inc.	101	5,442
Manulife Financial Corp.	289	5,394
Methanex Corp.	126	4,785
Metro Inc.	110	4,662
National Bank of Canada	196	10,143
Nutrien Ltd.	85	4,075
Onex Corp.	107	6,303
Open Text Corp.	186	7,531
Pembina Pipeline Corp.	232	8,185
Power Financial Corp.	363	8,506
PrairieSky Royalty Ltd.	389	3,806
Restaurant Brands International Inc.	86	5,638
RioCan REIT	272	5,470
Rogers Communications Inc., Class B, NVS	187	8,822
Royal Bank of Canada	109	8,811
Shopify Inc., Class A(a)	19	5,970
SmartCentres Real Estate Investment Trust	93	2,253
SNC-Lavalin Group Inc.	279	5,054
Stars Group Inc. (The)(a)	328	7,152
Sun Life Financial Inc.	178	8,002
Suncor Energy Inc.	175	5,214
TC Energy Corp.	145	7,324
Teck Resources Ltd., Class B	322	5,101
TELUS Corp.	279	9,945
Thomson Reuters Corp.	91	6,128
Toronto-Dominion Bank (The)	193	11,044
Tourmaline Oil Corp.	335	2,880
Vermilion Energy Inc.	178	2,356
West Fraser Timber Co. Ltd.	110	5,097
Wheaton Precious Metals Corp.	176	4,944

		461,719

Denmark — 1.5%
AP Moller — Maersk A/S, Class B, NVS	5	6,376
Carlsberg A/S, Class B	35	4,926
Chr Hansen Holding A/S	55	4,224
Coloplast A/S, Class B	59	7,113
Danske Bank A/S	384	5,482
Demant A/S(a)	186	4,911
DSV PANALPINA A/S	72	6,990
Genmab A/S(a)	26	5,669
H Lundbeck A/S	107	3,651
ISS A/S	90	2,356
Novo Nordisk A/S, Class B	76	4,153
Novozymes A/S, Class B	101	4,758
Orsted A/S(c)	80	7,021
Pandora A/S	148	7,281

Security	Shares	Value

Denmark (continued)
Tryg A/S	204	$5,700

		80,611

Finland — 1.2%
Elisa OYJ	204	11,145
Fortum OYJ	196	4,787
Kone OYJ, Class B	112	7,127
Metso OYJ	136	5,140
Neste OYJ	156	5,632
Nokia OYJ	832	3,057
Nokian Renkaat OYJ	119	3,399
Nordea Bank Abp	540	3,959
Nordea Bank Abp, New	4	29
Orion OYJ, Class B	136	6,030
Sampo OYJ, Class A	48	1,967
Stora Enso OYJ, Class R	331	4,293
UPM-Kymmene OYJ	131	4,259
Wartsila OYJ Abp	255	2,692

		63,516

France — 7.8%
Accor SA	103	4,426
Aeroports de Paris	40	7,604
Air Liquide SA	60	7,972
Airbus SE	44	6,304
Alstom SA	145	6,269
Amundi SA(c)	63	4,498
Arkema SA	32	3,272
Atos SE	57	4,415
AXA SA	156	4,122
BioMerieux	66	5,401
Bollore SA	1,061	4,593
Bouygues SA	132	5,596
Capgemini SE	54	6,082
Carrefour SA	269	4,578
Casino Guichard Perrachon SA	136	7,339
Cie. de Saint-Gobain	90	3,662
Cie. Generale des Etablissements Michelin SCA	45	5,477
CNP Assurances	225	4,463
Covivio	79	8,946
Credit Agricole SA	228	2,972
Danone SA	121	10,038
Dassault Aviation SA	3	4,167
Dassault Systemes SE	31	4,705
Edenred	116	6,108
Eiffage SA	57	6,125
Electricite de France SA	246	2,539
Engie SA	286	4,785
EssilorLuxottica SA	39	5,952
Eurazeo SE	98	6,833
Eurofins Scientific SE(b)	8	4,054
Eutelsat Communications SA	217	4,116
Faurecia SE	156	7,272
Gecina SA	24	4,118
Getlink SE	380	6,364
Hermes International	14	10,074
ICADE	90	8,816
Iliad SA	42	4,348
Imerys SA	85	3,283
Ingenico Group SA	66	7,050
Ipsen SA	30	3,196

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
JCDecaux SA	150	$4,100
Kering SA	11	6,261
Klepierre SA	142	5,290
Legrand SA	101	7,885
L’Oreal SA	17	4,965
LVMH Moet Hennessy Louis Vuitton SE	20	8,535
Natixis SA	648	2,972
Orange SA	212	3,415
Pernod Ricard SA	37	6,832
Peugeot SA	196	4,964
Publicis Groupe SA	92	3,957
Renault SA	70	3,574
Safran SA	47	7,438
Sanofi	40	3,687
Schneider Electric SE	64	5,945
SCOR SE	134	5,648
SEB SA	39	5,922
SES SA	257	4,980
Societe BIC SA	46	3,195
Societe Generale SA	124	3,521
Sodexo SA	54	5,940
STMicroelectronics NV	408	9,259
Suez	373	5,816
Teleperformance	39	8,841
Thales SA	61	5,964
TOTAL SA	73	3,839
Ubisoft Entertainment SA(a)	55	3,248
Unibail-Rodamco-Westfield	32	4,950
Unibail-Rodamco-Westfield, New	24	3,712
Valeo SA	278	10,340
Veolia Environnement SA	267	7,021
Vinci SA	97	10,887
Vivendi SA	194	5,402
Wendel SA	52	7,368
Worldline SA/France(a)(c)	88	5,346

		422,953

Germany — 5.4%
1&1 Drillisch AG(b)	175	4,682
adidas AG	20	6,177
Allianz SE, Registered	34	8,307
Aroundtown SA	610	5,149
Axel Springer SE(a)	110	7,670
BASF SE	50	3,806
Bayer AG, Registered	57	4,425
Bayerische Motoren Werke AG	55	4,216
Beiersdorf AG	61	7,224
Brenntag AG	114	5,723
Carl Zeiss Meditec AG, Bearer	52	5,671
Commerzbank AG	558	3,339
Continental AG	30	4,012
Covestro AG(c)	108	5,187
Daimler AG, Registered	57	3,333
Delivery Hero SE(a)(c)	117	5,486
Deutsche Bank AG, Registered	655	4,745
Deutsche Boerse AG	45	6,976
Deutsche Lufthansa AG, Registered	223	3,867
Deutsche Post AG, Registered	153	5,420
Deutsche Telekom AG, Registered	277	4,873
Deutsche Wohnen SE	152	5,718
E.ON SE	369	3,720

Security	Shares	Value

Germany (continued)
Evonik Industries AG	158	$4,169
Fraport AG Frankfurt Airport Services Worldwide	88	7,357
Fresenius Medical Care AG & Co. KGaA	77	5,574
Fresenius SE & Co. KGaA	80	4,206
GEA Group AG	166	5,076
Hannover Rueck SE	53	9,390
HeidelbergCement AG	53	3,939
HOCHTIEF AG	37	4,615
HUGO BOSS AG	82	3,451
Infineon Technologies AG	327	6,340
KION Group AG	87	5,783
LANXESS AG	96	6,244
METRO AG	313	5,098
MTU Aero Engines AG	30	8,013
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	36	10,001
Puma SE	70	5,268
QIAGEN NV(a)	145	4,353
RTL Group SA	88	4,473
RWE AG	148	4,513
SAP SE	39	5,169
Siemens AG, Registered	39	4,498
Siemens Healthineers AG(c)	105	4,463
Symrise AG	91	8,759
Telefonica Deutschland Holding AG	1,271	4,034
thyssenkrupp AG(b)	278	3,968
TUI AG	478	6,247
Uniper SE	175	5,455
United Internet AG, Registered(d)	124	3,737
Vonovia SE	129	6,866
Wirecard AG(b)	33	4,181
Zalando SE(a)(c)	159	6,892

		291,858

Hong Kong — 3.9%
AIA Group Ltd.	600	6,006
ASM Pacific Technology Ltd.	500	6,998
Bank of East Asia Ltd. (The)	1,600	3,858
BeiGene Ltd., ADR(a)	41	5,672
BOC Hong Kong Holdings Ltd.	1,500	5,167
Budweiser Brewing Co. APAC Ltd.(a)(c)	1,300	4,752
CK Asset Holdings Ltd.	1,000	6,979
CK Infrastructure Holdings Ltd.	500	3,601
CLP Holdings Ltd.	500	5,190
Dairy Farm International Holdings Ltd.	500	3,015
Galaxy Entertainment Group Ltd.	1,000	6,909
Hang Lung Properties Ltd.	2,000	4,404
Hang Seng Bank Ltd.	300	6,270
Henderson Land Development Co. Ltd.	1,464	7,332
HK Electric Investments & HK Electric Investments Ltd.	7,500	7,483
HKT Trust & HKT Ltd.	6,000	9,340
Hong Kong & China Gas Co. Ltd.	2,415	4,690
Hong Kong Exchanges & Clearing Ltd.	100	3,126
Hongkong Land Holdings Ltd.	500	2,750
Hysan Development Co. Ltd.	2,000	7,898
Jardine Matheson Holdings Ltd.	100	5,712
Kerry Properties Ltd.	1,500	4,861
Link REIT	500	5,451
Melco Resorts & Entertainment Ltd., ADR	369	7,948
MGM China Holdings Ltd.	3,600	5,723
New World Development Co. Ltd.	5,000	7,170

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
NWS Holdings Ltd.	3,000	$4,471
Sands China Ltd.	800	3,955
Shangri-La Asia Ltd.	2,000	2,054
SJM Holdings Ltd.	6,000	6,430
Swire Pacific Ltd., Class A	500	4,765
Swire Properties Ltd.	2,200	6,933
Techtronic Industries Co. Ltd.	1,000	7,847
WH Group Ltd.(c)	5,000	5,308
Wharf Holdings Ltd. (The)	1,000	2,274
Wharf Real Estate Investment Co. Ltd.	1,000	5,895
Wheelock & Co. Ltd.	1,000	6,194
Wynn Macau Ltd.	2,400	5,230
Yue Yuen Industrial Holdings Ltd.	1,500	4,230

		213,891

Ireland — 0.7%
AIB Group PLC	1,618	5,184
Bank of Ireland Group PLC	1,320	6,350
CRH PLC(a)	152	5,542
Flutter Entertainment PLC	47	4,857
Kerry Group PLC, Class A	75	9,070
Smurfit Kappa Group PLC	148	4,937

		35,940

Israel — 1.2%
Azrieli Group Ltd.	66	5,085
Bank Hapoalim BM	1,151	9,209
Bank Leumi Le-Israel BM	1,347	9,809
Check Point Software Technologies Ltd.(a)	49	5,508
CyberArk Software Ltd.(a)	25	2,540
Elbit Systems Ltd.	45	7,375
Israel Chemicals Ltd.	496	2,203
Mizrahi Tefahot Bank Ltd.	384	9,525
Nice Ltd.(a)	35	5,535
Teva Pharmaceutical Industries Ltd., ADR(a)	458	3,733
Wix.com Ltd.(a)	35	4,272

		64,794

Italy — 2.2%
Assicurazioni Generali SpA	267	5,414
Atlantia SpA	251	6,200
CNH Industrial NV	506	5,503
Davide Campari-Milano SpA	608	5,572
Enel SpA	1,506	11,661
Eni SpA	286	4,330
Ferrari NV	16	2,561
Fiat Chrysler Automobiles NV	365	5,672
FinecoBank Banca Fineco SpA	445	5,014
Intesa Sanpaolo SpA	3,148	7,888
Leonardo SpA	137	1,591
Mediobanca Banca di Credito Finanziario SpA	521	6,190
Poste Italiane SpA(c)	363	4,406
Prysmian SpA	391	9,034
Recordati SpA	157	6,598
Snam SpA	1,150	5,902
Telecom Italia SpA/Milano(a)	6,475	3,790
Telecom Italia SpA/Milano, NVS	3,524	2,040
Tenaris SA	258	2,606
Terna Rete Elettrica Nazionale SpA	1,656	10,945
UniCredit SpA	640	8,117

		121,034

Security	Shares	Value

Japan — 34.5%
ABC-Mart Inc.	100	$6,864
Acom Co. Ltd.	1,600	6,468
Advantest Corp.	200	9,148
Aeon Co. Ltd.	400	8,085
AEON Financial Service Co. Ltd.	400	6,142
Aeon Mall Co. Ltd.	400	6,423
AGC Inc./Japan	100	3,543
Air Water Inc.	200	3,778
Aisin Seiki Co. Ltd.	300	12,099
Ajinomoto Co. Inc.	300	5,715
Alfresa Holdings Corp.	100	2,250
Alps Alpine Co. Ltd.	300	6,505
Amada Holdings Co. Ltd.	600	6,899
ANA Holdings Inc.	200	6,886
Aozora Bank Ltd.	200	5,163
Asahi Group Holdings Ltd.	100	5,023
Asahi Intecc Co. Ltd.	200	5,532
Asahi Kasei Corp.	500	5,603
Astellas Pharma Inc.	500	8,596
Bandai Namco Holdings Inc.	100	6,168
Bank of Kyoto Ltd. (The)	100	4,015
Benesse Holdings Inc.	300	8,067
Bridgestone Corp.	100	4,184
Brother Industries Ltd.	400	7,604
Calbee Inc.	100	3,349
Canon Inc.	300	8,220
Casio Computer Co. Ltd.	400	6,531
Chiba Bank Ltd. (The)	1,600	8,806
Chubu Electric Power Co. Inc.	500	7,518
Chugai Pharmaceutical Co. Ltd.	100	8,464
Chugoku Electric Power Co. Inc. (The)	500	6,665
Coca-Cola Bottlers Japan Holdings Inc.	200	4,564
Concordia Financial Group Ltd.	1,900	7,839
Credit Saison Co. Ltd.	500	7,298
CyberAgent Inc.	100	3,265
Dai Nippon Printing Co. Ltd.	400	10,760
Daicel Corp.	600	5,417
Daifuku Co. Ltd.	100	5,374
Dai-ichi Life Holdings Inc.	400	6,607
Daiichi Sankyo Co. Ltd.	100	6,605
Daiwa House Industry Co. Ltd.	200	6,910
Daiwa House REIT Investment Corp.	4	11,637
Daiwa Securities Group Inc.	800	3,624
Denso Corp.	100	4,682
Dentsu Inc.	100	3,598
East Japan Railway Co.	100	9,111
Eisai Co. Ltd.	100	7,296
Electric Power Development Co. Ltd.	200	4,873
FamilyMart Co. Ltd.	200	4,988
Fuji Electric Co. Ltd.	200	6,420
FUJIFILM Holdings Corp.	200	8,843
Fujitsu Ltd.	100	8,900
Fukuoka Financial Group Inc.	400	7,807
GMO Payment Gateway Inc.	100	7,391
Hakuhodo DY Holdings Inc.	400	6,024
Hamamatsu Photonics KK	200	7,826
Hino Motors Ltd.	600	5,728
Hisamitsu Pharmaceutical Co. Inc.	200	9,380
Hitachi Chemical Co. Ltd.	200	6,632
Hitachi Construction Machinery Co. Ltd.	200	5,225

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi High-Technologies Corp.	100	$6,253
Hitachi Ltd.	200	7,528
Hitachi Metals Ltd.	500	6,327
Honda Motor Co. Ltd.	200	5,443
Hoshizaki Corp.	100	8,547
Hoya Corp.	100	8,883
Hulic Co. Ltd.	400	4,370
Idemitsu Kosan Co. Ltd.	264	7,827
IHI Corp.	300	7,495
Iida Group Holdings Co. Ltd.	300	5,028
Inpex Corp.	500	4,664
Isetan Mitsukoshi Holdings Ltd.	700	5,620
Isuzu Motors Ltd.	600	7,035
ITOCHU Corp.	300	6,302
Itochu Techno-Solutions Corp.	200	5,408
J Front Retailing Co. Ltd.	400	5,125
Japan Airlines Co. Ltd.	200	6,242
Japan Airport Terminal Co. Ltd.	100	4,986
Japan Post Bank Co. Ltd.	300	3,003
Japan Post Holdings Co. Ltd.	300	2,764
Japan Prime Realty Investment Corp.	2	9,602
Japan Real Estate Investment Corp.	1	6,817
Japan Retail Fund Investment Corp.	4	9,324
Japan Tobacco Inc.	200	4,544
JFE Holdings Inc.	300	3,794
JGC Holdings Corp.	400	5,865
JSR Corp.	300	5,686
JTEKT Corp.	700	9,026
JXTG Holdings Inc.	1,050	4,948
Kajima Corp.	500	6,919
Kakaku.com Inc.	300	7,002
Kamigumi Co. Ltd.	300	6,810
Kaneka Corp.	100	3,362
Kansai Electric Power Co. Inc. (The)	400	4,679
Kansai Paint Co. Ltd.	300	7,285
Kao Corp.	100	8,088
Kawasaki Heavy Industries Ltd.	300	7,279
KDDI Corp.	200	5,548
Keihan Holdings Co. Ltd.	200	9,472
Keikyu Corp.	500	10,018
Keio Corp.	100	6,207
Keisei Electric Railway Co. Ltd.	200	8,223
Kikkoman Corp.	100	4,838
Kintetsu Group Holdings Co. Ltd.	200	10,934
Kirin Holdings Co. Ltd.	300	6,397
Kobayashi Pharmaceutical Co. Ltd.	100	8,038
Kobe Steel Ltd.	1,000	5,439
Koito Manufacturing Co. Ltd.	100	5,291
Komatsu Ltd.	200	4,734
Konami Holdings Corp.	100	4,412
Konica Minolta Inc.	600	4,435
Kubota Corp.	300	4,806
Kuraray Co. Ltd.	400	4,803
Kurita Water Industries Ltd.	300	8,714
Kyocera Corp.	100	6,607
Kyowa Kirin Co. Ltd.	300	5,539
Kyushu Electric Power Co. Inc.	900	9,008
Lawson Inc.	100	5,532
LINE Corp.(a)	200	7,382
Lion Corp.	200	4,207

Security	Shares	Value

Japan (continued)
LIXIL Group Corp.	600	$11,245
M3 Inc.	300	7,226
Makita Corp.	100	3,409
Marubeni Corp.	800	5,667
Marui Group Co. Ltd.	300	6,707
Maruichi Steel Tube Ltd.	200	5,513
Mazda Motor Corp.	900	8,367
McDonald’s Holdings Co. Japan Ltd.	200	10,046
Mebuki Financial Group Inc.	3,370	8,635
Medipal Holdings Corp.	200	4,592
Mercari Inc.(a)	200	4,534
MINEBEA MITSUMI Inc.	500	9,620
MISUMI Group Inc.	300	7,615
Mitsubishi Chemical Holdings Corp.	600	4,610
Mitsubishi Corp.	200	5,114
Mitsubishi Electric Corp.	400	5,759
Mitsubishi Estate Co. Ltd.	300	5,848
Mitsubishi Gas Chemical Co. Inc.	600	8,564
Mitsubishi Materials Corp.	200	5,791
Mitsubishi Motors Corp.	1,500	6,910
Mitsubishi Tanabe Pharma Corp.	500	6,022
Mitsubishi UFJ Financial Group Inc.	600	3,162
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	4,951
Mitsui & Co. Ltd.	400	6,910
Mitsui Chemicals Inc.	200	4,816
Mitsui Fudosan Co. Ltd.	100	2,572
Mitsui OSK Lines Ltd.	300	8,259
Mizuho Financial Group Inc.	2,400	3,747
MonotaRO Co. Ltd.	200	6,114
MS&AD Insurance Group Holdings Inc.	200	6,492
Murata Manufacturing Co. Ltd.	100	5,423
Nabtesco Corp.	300	9,713
Nagoya Railroad Co. Ltd.	300	9,574
Nexon Co. Ltd.(a)	400	4,644
NGK Insulators Ltd.	400	6,194
NGK Spark Plug Co. Ltd.	300	6,152
NH Foods Ltd.	100	4,204
Nikon Corp.	700	9,000
Nippon Building Fund Inc.	1	7,585
Nippon Electric Glass Co. Ltd.	300	6,824
Nippon Express Co. Ltd.	100	5,744
Nippon Paint Holdings Co. Ltd.	200	11,008
Nippon Prologis REIT Inc.	3	8,381
Nippon Steel Corp.	400	5,889
Nippon Yusen KK	400	7,263
Nissan Chemical Corp.	100	4,144
Nissan Motor Co. Ltd.	400	2,551
Nisshin Seifun Group Inc.	400	7,955
Nissin Foods Holdings Co. Ltd.	100	7,585
Nitto Denko Corp.	100	5,587
Nomura Holdings Inc.	1,300	5,956
Nomura Real Estate Holdings Inc.	200	4,762
Nomura Real Estate Master Fund Inc.	5	9,551
Nomura Research Institute Ltd.	360	7,696
NSK Ltd.	800	7,519
NTT Data Corp.	500	6,623
NTT DOCOMO Inc.	200	5,504
Obayashi Corp.	600	6,216
Odakyu Electric Railway Co. Ltd.	300	7,335
Oji Holdings Corp.	1,000	5,226

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Olympus Corp.	500	$6,845
Omron Corp.	200	11,840
Ono Pharmaceutical Co. Ltd.	300	5,681
Oracle Corp. Japan	100	8,862
ORIX Corp.	200	3,157
Osaka Gas Co. Ltd.	400	7,855
Otsuka Corp.	100	4,061
Otsuka Holdings Co. Ltd.	100	4,198
Pan Pacific International Holdings Corp.	400	6,316
Panasonic Corp.	1,300	11,026
Park24 Co. Ltd.	200	4,734
PeptiDream Inc.(a)	100	5,051
Persol Holdings Co. Ltd.	300	5,800
Pigeon Corp.	100	4,921
Pola Orbis Holdings Inc.	200	4,555
Rakuten Inc.	900	8,642
Recruit Holdings Co. Ltd.	200	6,681
Renesas Electronics Corp.(a)	1,400	9,583
Resona Holdings Inc.	1,000	4,395
Ricoh Co. Ltd.	500	4,486
Rinnai Corp.	100	7,391
Rohm Co. Ltd.	100	8,011
Sankyo Co. Ltd.	200	7,021
Santen Pharmaceutical Co. Ltd.	300	5,342
SBI Holdings Inc./Japan	300	6,577
Secom Co. Ltd.	100	9,310
Sega Sammy Holdings Inc.	400	5,654
Seibu Holdings Inc.	300	5,309
Seiko Epson Corp.	400	5,691
Sekisui Chemical Co. Ltd.	400	7,026
Sekisui House Ltd.	300	6,499
Seven & i Holdings Co. Ltd.	200	7,585
Seven Bank Ltd.	1,400	4,079
Sharp Corp./Japan	800	9,317
Shimadzu Corp.	200	5,398
Shimamura Co. Ltd.	100	8,519
Shimizu Corp.	700	6,566
Shin-Etsu Chemical Co. Ltd.	100	11,248
Shinsei Bank Ltd.	400	6,298
Shionogi & Co. Ltd.	100	6,029
Shizuoka Bank Ltd. (The)	500	3,848
Showa Denko KK	200	5,689
Softbank Corp.	400	5,495
Sompo Holdings Inc.	100	3,954
Sony Financial Holdings Inc.	200	4,327
Stanley Electric Co. Ltd.	200	5,606
Subaru Corp.	200	5,778
SUMCO Corp.	500	8,422
Sumitomo Chemical Co. Ltd.	1,200	5,539
Sumitomo Corp.	300	4,892
Sumitomo Dainippon Pharma Co. Ltd.	200	3,519
Sumitomo Electric Industries Ltd.	300	4,153
Sumitomo Heavy Industries Ltd.	200	6,281
Sumitomo Metal Mining Co. Ltd.	300	10,146
Sumitomo Mitsui Financial Group Inc.	100	3,589
Sumitomo Rubber Industries Ltd.	600	8,009
Sundrug Co. Ltd.	200	6,651
Suntory Beverage & Food Ltd.	200	8,547
Suzuken Co. Ltd./Aichi Japan	100	5,365
Suzuki Motor Corp.	100	4,752

Security	Shares	Value

Japan (continued)
Sysmex Corp.	100	$6,556
T&D Holdings Inc.	600	6,771
Taiheiyo Cement Corp.	200	5,698
Taisei Corp.	100	3,978
Taiyo Nippon Sanso Corp.	300	7,082
Takeda Pharmaceutical Co. Ltd.	251	9,120
TDK Corp.	100	10,018
Teijin Ltd.	300	6,055
Terumo Corp.	200	6,568
THK Co. Ltd.	400	11,674
Tobu Railway Co. Ltd.	300	10,060
Toho Co. Ltd./Tokyo	200	8,085
Toho Gas Co. Ltd.	200	7,816
Tohoku Electric Power Co. Inc.	400	4,122
Tokio Marine Holdings Inc.	100	5,428
Tokyo Century Corp.	100	4,662
Tokyo Electric Power Co. Holdings Inc.(a)	1,000	4,644
Tokyo Gas Co. Ltd.	200	4,895
Tokyu Corp.	400	7,589
Tokyu Fudosan Holdings Corp.	1,000	6,669
Toppan Printing Co. Ltd.	500	9,301
Toray Industries Inc.	800	5,703
Toshiba Corp.	100	3,427
Tosoh Corp.	400	5,543
TOTO Ltd.	200	8,242
Toyo Seikan Group Holdings Ltd.	400	6,390
Toyo Suisan Kaisha Ltd.	200	8,436
Toyoda Gosei Co. Ltd.	300	7,093
Toyota Industries Corp.	100	6,068
Toyota Motor Corp.	100	6,977
Toyota Tsusho Corp.	200	6,975
Trend Micro Inc./Japan	100	5,088
Tsuruha Holdings Inc.	100	11,313
Unicharm Corp.	200	6,825
United Urban Investment Corp.	5	10,083
USS Co. Ltd.	300	5,844
Welcia Holdings Co. Ltd.	200	11,563
West Japan Railway Co.	100	8,711
Yamada Denki Co. Ltd.	900	4,354
Yamaha Corp.	100	4,690
Yamaha Motor Co. Ltd.	400	7,918
Yamato Holdings Co. Ltd.	200	3,374
Yamazaki Baking Co. Ltd.	300	5,123
Yaskawa Electric Corp.	200	7,733
Yokogawa Electric Corp.	300	5,542
Yokohama Rubber Co. Ltd. (The)	200	4,509
Z Holdings Corp.	1,900	5,870
ZOZO Inc.(b)	300	7,024

		1,875,356

Netherlands — 2.0%
ABN AMRO Bank NV, CVA(c)	127	2,365
Adyen NV(a)(c)	5	3,511
Aegon NV	533	2,305
AerCap Holdings NV(a)(b)	83	4,804
ArcelorMittal	343	5,063
ASML Holding NV	39	10,225
EXOR NV	54	4,140
Heineken Holding NV	87	8,289
Heineken NV	61	6,224
ING Groep NV	353	3,989

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	308	$7,671
Koninklijke DSM NV	80	9,483
Koninklijke KPN NV	1,570	4,869
Koninklijke Philips NV	162	7,097
Koninklijke Vopak NV	79	4,335
NN Group NV	103	3,927
NXP Semiconductors NV	48	5,457
Randstad NV	68	3,766
Unilever NV	113	6,675
Wolters Kluwer NV	78	5,745

		109,940

New Zealand — 0.7%
a2 Milk Co. Ltd.(a)(b)	542	4,519
Fisher & Paykel Healthcare Corp. Ltd.	616	7,565
Fletcher Building Ltd.	1,209	3,551
Meridian Energy Ltd.	2,358	6,956
Ryman Healthcare Ltd.	1,155	9,562
Spark New Zealand Ltd.	2,609	7,496

		39,649

Norway — 0.9%
Aker BP ASA	187	5,171
DNB ASA	319	5,806
Equinor ASA	219	4,057
Gjensidige Forsikring ASA	339	6,347
Mowi ASA	298	7,277
Norsk Hydro ASA	906	3,202
Orkla ASA	429	4,128
Schibsted ASA, Class B	146	4,084
Telenor ASA	180	3,375
Yara International ASA	126	4,912

		48,359

Portugal — 0.3%
EDP — Energias de Portugal SA	1,235	5,084
Galp Energia SGPS SA	304	4,843
Jeronimo Martins SGPS SA	327	5,489

		15,416

Singapore — 2.5%
CapitaLand Commercial Trust	4,327	6,518
CapitaLand Ltd.	3,300	8,729
CapitaLand Mall Trust	3,000	5,599
City Developments Ltd.	900	7,135
ComfortDelGro Corp. Ltd.	3,800	6,422
DBS Group Holdings Ltd.	300	5,731
Genting Singapore Ltd.	5,700	3,937
Golden Agri-Resources Ltd.	24,100	3,630
Jardine Cycle & Carriage Ltd.	211	5,073
Keppel Corp. Ltd.	1,000	5,041
Oversea-Chinese Banking Corp. Ltd.	900	7,248
SATS Ltd.	1,300	4,824
Sembcorp Industries Ltd.	2,100	3,533
Singapore Airlines Ltd.	1,100	7,606
Singapore Exchange Ltd.	1,000	6,569
Singapore Press Holdings Ltd.	2,700	4,404
Singapore Technologies Engineering Ltd.	1,500	4,398
Suntec REIT	2,900	3,963
United Overseas Bank Ltd.	400	7,886
UOL Group Ltd.	1,600	9,170
Venture Corp. Ltd.	500	5,816
Wilmar International Ltd.	3,100	8,542

Security	Shares	Value

Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	5,700	$4,000

		135,774

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	113	4,588
Aena SME SA(c)	33	6,056
Amadeus IT Group SA	95	7,031
Banco Bilbao Vizcaya Argentaria SA	725	3,820
Banco de Sabadell SA	5,398	5,925
Banco Santander SA	707	2,835
Bankia SA	1,578	3,007
Bankinter SA	757	5,236
CaixaBank SA	1,372	3,926
Enagas SA	163	4,035
Ferrovial SA	286	8,443
Grifols SA	191	6,154
Iberdrola SA	1,032	10,602
Industria de Diseno Textil SA	295	9,199
Mapfre SA	1,104	3,079
Naturgy Energy Group SA	255	6,944
Red Electrica Corp. SA	178	3,584
Repsol SA	215	3,526
Siemens Gamesa Renewable Energy SA	361	4,964
Telefonica SA	698	5,354

		108,308

Sweden — 2.9%
Alfa Laval AB	286	6,623
Assa Abloy AB, Class B	287	6,822
Atlas Copco AB, Class A	168	5,948
Atlas Copco AB, Class B	101	3,135
Boliden AB	251	6,765
Electrolux AB, Series B	194	5,104
Epiroc AB, Class A	406	4,576
Hennes & Mauritz AB, Class B	309	6,471
Hexagon AB, Class B	121	6,190
Husqvarna AB, Class B	772	5,918
ICA Gruppen AB	119	5,274
Industrivarden AB, Class C	378	8,196
Investor AB, Class B	170	8,726
Kinnevik AB, Class B	151	4,136
L E Lundbergforetagen AB, Class B	214	8,072
Lundin Petroleum AB	175	5,791
Millicom International Cellular SA, SDR	77	3,517
Sandvik AB	261	4,615
Securitas AB, Class B	333	5,337
Skandinaviska Enskilda Banken AB, Class A	552	5,301
Skanska AB, Class B	252	5,375
SKF AB, Class B	218	3,950
Svenska Handelsbanken AB, Class A	464	4,655
Swedbank AB, Class A	193	2,705
Swedish Match AB	134	6,303
Tele2 AB, Class B	558	7,996
Telefonaktiebolaget LM Ericsson, Class B	461	4,037
Telia Co. AB	615	2,710
Volvo AB, Class B	277	4,152

		158,400

Switzerland — 3.9%
ABB Ltd., Registered	356	7,465
Adecco Group AG, Registered	111	6,578
Alcon Inc.(a)	80	4,723

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Barry Callebaut AG, Registered	3	$6,324
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1	7,428
Cie. Financiere Richemont SA, Registered	80	6,291
Clariant AG, Registered	335	6,861
Coca-Cola HBC AG	138	4,196
Dufry AG, Registered	40	3,469
EMS-Chemie Holding AG, Registered	10	6,253
Geberit AG, Registered	13	6,595
Givaudan SA, Registered	3	8,808
Julius Baer Group Ltd.	139	6,131
LafargeHolcim Ltd., Registered	102	5,260
Lonza Group AG, Registered	18	6,476
Nestle SA, Registered	72	7,685
Novartis AG, Registered	25	2,181
Pargesa Holding SA, Bearer	113	8,921
Partners Group Holding AG	12	9,354
Roche Holding AG, NVS	4	1,203
SGS SA, Registered	4	10,410
Sika AG, Registered	51	8,761
Sonova Holding AG, Registered	25	5,726
Straumann Holding AG, Registered	7	6,241
Swatch Group AG (The), Bearer	13	3,597
Swatch Group AG (The), Registered	31	1,660
Swiss Life Holding AG, Registered	19	9,497
Swiss Prime Site AG, Registered	104	10,708
Swiss Re AG	37	3,873
Swisscom AG, Registered	9	4,597
Temenos AG, Registered	36	5,135
UBS Group AG, Registered	375	4,424
Vifor Pharma AG	40	6,285
Zurich Insurance Group AG	16	6,251

		209,367

United Kingdom — 8.9%
3i Group PLC	464	6,773
Anglo American PLC	300	7,693
Antofagasta PLC	493	5,532
Ashtead Group PLC	140	4,254
Associated British Foods PLC	155	4,465
AstraZeneca PLC	77	7,474
Auto Trader Group PLC(c)	355	2,583
Aviva PLC	838	4,502
BAE Systems PLC	853	6,360
Barclays PLC	1,360	2,953
Barratt Developments PLC	538	4,394
Berkeley Group Holdings PLC	97	5,524
BP PLC	721	4,565
British American Tobacco PLC	147	5,140
British Land Co. PLC (The)	808	6,489
BT Group PLC	1,727	4,575
Bunzl PLC	258	6,704
Burberry Group PLC	155	4,100
Carnival PLC	98	3,921
Centrica PLC	3,677	3,452
Coca-Cola European Partners PLC	83	4,441
Compass Group PLC	298	7,928
Croda International PLC	135	8,413
DCC PLC	86	8,052
Diageo PLC	153	6,265
Direct Line Insurance Group PLC	963	3,391

Security	Shares	Value

United Kingdom (continued)
easyJet PLC	386	$6,184
Evraz PLC	688	3,269
Experian PLC	349	10,965
Ferguson PLC	88	7,500
Fresnillo PLC	560	5,145
G4S PLC	1,842	4,929
GlaxoSmithKline PLC	198	4,531
Glencore PLC	1,942	5,846
GVC Holdings PLC	639	7,359
Hargreaves Lansdown PLC	229	5,251
HSBC Holdings PLC	728	5,492
Imperial Brands PLC	135	2,956
Informa PLC	728	7,301
InterContinental Hotels Group PLC	96	5,789
Intertek Group PLC	114	7,895
Investec PLC	637	3,607
ITV PLC	3,110	5,383
J Sainsbury PLC	1,721	4,532
John Wood Group PLC	1,033	4,522
Johnson Matthey PLC	94	3,734
Kingfisher PLC	1,782	4,778
Land Securities Group PLC	622	7,566
Legal & General Group PLC	1,678	5,726
Lloyds Banking Group PLC	6,112	4,492
London Stock Exchange Group PLC	93	8,369
M&G PLC(a)	238	658
Marks & Spencer Group PLC	1,544	3,626
Meggitt PLC	588	4,751
Melrose Industries PLC	2,225	6,135
Merlin Entertainments PLC(c)	1,370	8,057
Micro Focus International PLC	230	3,155
Mondi PLC	196	4,052
Next PLC	46	3,918
NMC Health PLC	151	4,265
Ocado Group PLC(a)	260	4,471
Pearson PLC	303	2,675
Persimmon PLC	150	4,420
Prudential PLC	238	4,153
Reckitt Benckiser Group PLC	55	4,245
RELX PLC	357	8,583
Rio Tinto PLC	75	3,896
Rolls-Royce Holdings PLC	241	2,211
Royal Bank of Scotland Group PLC	1,307	3,597
Royal Dutch Shell PLC, Class A	127	3,670
Royal Dutch Shell PLC, Class B	142	4,076
RSA Insurance Group PLC	683	4,615
Sage Group PLC (The)	740	6,892
Schroders PLC	152	6,087
Segro PLC	1,060	11,579
Severn Trent PLC	187	5,457
Smith & Nephew PLC	295	6,308
Smiths Group PLC	320	6,681
SSE PLC	442	7,341
St. James’s Place PLC	358	4,822
Standard Chartered PLC	639	5,796
Standard Life Aberdeen PLC	1,839	7,222
Taylor Wimpey PLC	1,976	4,232
Tesco PLC	1,083	3,296
Unilever PLC	83	4,965
United Utilities Group PLC	500	5,630

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	3,058	$6,228
Weir Group PLC (The)	386	6,726
Whitbread PLC	101	5,307
Wm Morrison Supermarkets PLC	1,318	3,391
WPP PLC	433	5,397

		485,650

Total Common Stocks — 99.3% (Cost: $5,265,022)		5,391,878

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	148	6,320
Porsche Automobil Holding SE, Preference Shares, NVS	63	4,639
Volkswagen AG, Preference Shares, NVS	22	4,190

		15,149

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(a)	11,086	15

Total Preferred Stocks — 0.3% (Cost: $15,156)		15,164

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(e)(f)(g)	47,448	47,472

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(e)(f)	1,000	$1,000

		48,472

Total Short-Term Investments — 0.9% (Cost: $48,460)		48,472

Total Investments in Securities — 100.5% (Cost: $5,328,638)		5,455,514

Other Assets, Less Liabilities — (0.5)%		(25,415)

Net Assets — 100.0%		$5,430,099

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	64,611	(17,163)	47,448	$47,472	$852	(a)	$10	$(9)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	—	1,000	1,000	2		—	—

				$48,472	$854		$10	$(9)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Size Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,391,878	$—	$—	$5,391,878
Preferred Stocks	15,164	—	—	15,164
Money Market Funds	48,472	—	—	48,472

	$5,455,514	$—	$—	$5,455,514

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt